[COVER PAGE]

1997 SEMIANNUAL REPORT





CENTENNIAL
CALIFORNIA TAX EXEMPT TRUST
------------------------------------------------------

December 31, 1997
















RS0180.001.1297

[BLANK PAGE]

JAMES C. SWAIN
Chairman
Centennial California
Tax Exempt Trust



BRIDGET A. MACASKILL
President
Centennial California
Tax Exempt Trust



DEAR SHAREHOLDER,

A year after Federal Reserve Chairman Alan Greenspan voiced concerns about "irrational exuberance" in the U.S. stock market, the country's financial picture remains bright. The economy is still generating good news, and economic growth is still strong. Moreover, higher inflation has not yet materialized, despite healthy economic growth.

U.S. financial markets were robust during 1997, as demonstrated by the Dow Jones Industrial Average, which rebounded from occasional setbacks last year to post 20%-plus gains. U.S. corporate and Treasury bonds benefited from low inflation and the "flight to quality" sparked by turmoil in world stock markets at the end of October. The flight, a switch out of stocks into long-term bonds, took place when investors, fearing that the bottom would fall out of the U.S. stock market, began to favor bonds as a "safe haven."

In the municipal market, short-term interest rates tended to vary over the course of the year. Interest rates on municipals declined when they generally tend to do so--for example, when capital flowed into the municipal market at the beginning of each month, and at times when low supply/high demand conditions prevailed. But rates began rising in September due to factors such as account liquidations, high dealer inventory, and a lull in demand. The interest rate uptrend continued into October, after the U.S. stock market experienced a steep decline. At that time, investors sold municipals and used the proceeds to buy stocks at "bargain basement" prices.

One benefit of investors' pullout from municipal securities in October 1997 was that it created a boost in supply following the scarcity of municipals in 1996. Yet another benefit for short-term municipal bonds last year was that the proposed legislation to eliminate the 2% corporate tax exemption did not pass Congress. This legislation would have resulted in much higher short-term municipal rates and sharply lower municipal prices. That's because corporations that invest primarily in municipals would not have received tax credits, and thus would have curtailed further investments in these securities.

For the period ended December 31, 1997, Centennial California Tax Exempt Trust had a compounded annualized yield of 2.91%. Without compounding, the corresponding yield was 2.87%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield for six months of 4.55% with compounding, and 4.48% without. The seven-day annualized yields, with and without compounding, as of December 31, 1997 were 3.14% and 3.09%, respectively. (1)

Looking ahead to 1998, the main factor likely to influence U.S. markets will likely be global--the financial and economic crisis in Asia--rather than domestic. Our view is that Asia's problems may have a negative impact on economic growth and corporate earnings--not just in the United States, but abroad as well. The Asian situation could also lead to lower U.S. inflation, as imports increase and exports face more resistance overseas. Due to Asia's problems and their potential effects on the U.S. economy, we expect the Federal Reserve Board to refrain from raising interest rates. In fact, if prices remain low or begin to decline, we may even see an interest rate cut. Therefore, against a backdrop of steady-to-declining long-term interest rates and low inflation, we believe investors will continue viewing U.S. fixed income markets as a secure place to invest.

3   Centennial California Tax Exempt Trust

The Trust's focus will remain on high quality investments. California's economy continues to experience solid growth: A rebound in consumer spending, robust manufacturing activity (with high-tech equipment makers operating at or near capacity), and an acceleration in service industries have all bolstered the state's tax revenues.

Approximately two-thirds of the Trust's securities are enhanced by municipal bond insurance or bank letters of credit. This high quality is important so that Centennial California Tax Exempt Trust can continue to provide liquidity, as well as safety of principal. However, it is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your continued confidence in Centennial California Tax Exempt Trust. We look forward to helping you meet your financial goals in the future.

Sincerely,


/s/James C. Swain                  /s/Bridget A. Macaskill
James C. Swain                     Bridget A. Macaskill


January 23, 1998

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

4   Centennial California Tax Exempt Trust

------------------------------------------------------
STATEMENT OF INVESTMENTS December 31, 1997 (Unaudited)
Centennial California Tax Exempt Trust

                                                                                              FACE                VALUE
                                                                                              AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.4%
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA - 99.4%
----------------------------------------------------------------------------------------------------------------------------------
Agoura Hills, CA MH RRB, Oakridge Apts. Project, 3.75%                               1        $    2,800,000      $     2,800,000
----------------------------------------------------------------------------------------------------------------------------------
Alhambra, CA RA MH RB, Main Street Plaza Apts. Project, 4.30%                        1             6,400,000            6,400,000
----------------------------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Inland Empire Venture, LLC Project, 4.10%                           1             1,875,000            1,875,000
----------------------------------------------------------------------------------------------------------------------------------
CA GOB, Series A-3, MBIA Insured, 3.80%                                              1             3,500,000            3,500,000
----------------------------------------------------------------------------------------------------------------------------------
CA HFFAU RRB, Catholic West Project, Series C, MBIA Insured, 3.90%                   1             1,000,000              999,999
----------------------------------------------------------------------------------------------------------------------------------
CA PCFAU RB:
Chevron USA, Inc. Project, 4%, 5/15/98                                               2             2,500,000            2,500,000
Southern California Edison Co. Project, Series C, 3.60%, 1/9/98                                    1,050,000            1,050,000
Southern California Edison Co., Series D, 3.60%, 1/9/98                                            4,100,000            4,100,000
----------------------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Western Waste Industries, Series A, 4.30%                           1             1,500,000            1,500,000
----------------------------------------------------------------------------------------------------------------------------------
CA RAN, 4.50%, 6/30/98                                                                            12,500,000           12,541,418
----------------------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, 3.90%                                                                1             6,300,000            6,300,000
----------------------------------------------------------------------------------------------------------------------------------
CA School Cash Reserve Program Authority Nts., Series A, AMBAC Insured,
4.75%, 7/2/98                                                                                      9,815,000            9,857,068
----------------------------------------------------------------------------------------------------------------------------------
CA Statewide CDC IDV RB, Propak California Corp., Series B, 3.85%                    1               700,000              700,000
----------------------------------------------------------------------------------------------------------------------------------
CA University Board of Regents RB, 3.70%, 5/4/98                                                   6,000,000            6,000,000
----------------------------------------------------------------------------------------------------------------------------------
Covina City, CA RA MH RRB, Shadowhills Apts., Inc., Series A, 4%                     1             3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Irvine, CA Public Facilities & Infrastructure Authority Lease RB, Capital
Improvement Projects:
3.65%                                                                                1             2,030,000            2,029,960
3.65%                                                                                1             1,725,000            1,725,000
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RB, AMBAC Insured, Series SG54, 4%              1             1,000,000            1,000,000
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA Tax & RAN, Series A, 4.50%, 6/30/98                                          7,600,000            7,625,716
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Airport RB, Series SG61, 4%                                          1             6,000,000            6,000,000
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Department of Water & Power RB, 3.70%, 2/27/98                                     3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Tax & RAN, 4.50%, 6/30/98                                                          6,500,000            6,519,174
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RB:
3.60%, 3/2/98                                                                                      2,000,000            2,000,000
3.75%, 2/10/98                                                                                     4,000,000            4,000,000
----------------------------------------------------------------------------------------------------------------------------------
Modesto, CA Irrigation District FAU RB, Series SG66, 4%                              1             5,500,000            5,500,000
----------------------------------------------------------------------------------------------------------------------------------
Oakland, CA Tax & RAN, 4.50%, 6/30/98                                                             10,000,000           10,032,511
----------------------------------------------------------------------------------------------------------------------------------
Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.40%                                 1             5,900,000            5,900,000
----------------------------------------------------------------------------------------------------------------------------------
Pittsburg, CA Mortgage Obligation Guaranteed RB, Series A, 3.95%                     1             7,500,000            7,500,000
----------------------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA HAU MH RB, McKinley Project, 3.75%                               1             1,500,000            1,500,000
----------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA MUD RB, 3.55%, 1/9/98                                                               5,500,000            5,500,000
----------------------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA Tax & RAN, Series A, 4.50%, 6/30/98                                       5,500,000            5,516,500
----------------------------------------------------------------------------------------------------------------------------------
San Diego, CA MH RRB, Coral Point Apts. Project, Series A, 4.10%                     1             2,500,000            2,500,000
----------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International Airport RB, Series 88, 4%               1             1,700,000            1,700,000
----------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. Redevelopment FAU RRB, Yerba Buena Garden, 3.90%      1             3,235,000            3,235,064
----------------------------------------------------------------------------------------------------------------------------------
San Jose, CA MH RB, Siena at Renaissance, Series A, 3.60%                            1             2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------------------------
San Marcos, CA RA MH Bonds, San Marcos Retirement Village Project, 4.415%            1             2,500,000            2,500,000




----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS December 31, 1997 (Unaudited)
Centennial California Tax Exempt Trust

                                                                                              FACE                VALUE
                                                                                              AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (continued)
----------------------------------------------------------------------------------------------------------------------------------
Southern CA Metropolitan Water District Waterworks RRB, Series A,
AMBAC Insured, 3.70                                                                  1        $    1,600,000      $     1,599,994
----------------------------------------------------------------------------------------------------------------------------------
Visalia, CA IDV RB, Akers West Assn., 3.60%                                          1             2,350,000            2,350,000
                                                                                                                    --------------
                                                                                                                      154,357,404

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                               99.4%       154,357,404
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                            0.6            939,522
                                                                                                --------------    ----------------
NET ASSETS                                                                                               100.0%   $   155,296,926
                                                                                                ==============    ================


To simplify the listing of securities, abbreviations are used per the table below:

CDC - Community Development Corp.                                           MUD - Municipal Utility District
EDFAU - Economic Development Finance                                        PCFAU - Pollution Control Finance Authority
                Authority                                                   RA - Redevelopment Agency
FAU - Finance Authority                                                     RAN - Revenue Anticipation Nts.
GOB - General Obligation Bonds                                              RB - Revenue Bonds
HAU - Housing Authority                                                     RRB - Revenue Refunding Bonds
HFFAU - Health Facilities Finance Authority                                 SCDAU - Statewide Communities Development
IDV - Industrial Development                                                                Authority
MH - Multifamily Housing                                                    SWD - Solid Waste Disposal
MTAU - Metropolitan Transportation Authority

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1997. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2.  Put obligation redeemable at full face value on the date reported.
See accompanying Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES December 31, 1997 (Unaudited)
Centennial California Tax Exempt Trust


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value                                                                                           $154,357,404
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 122,168
-----------------------------------------------------------------------------------------------------------------------------
Receivables:
Interest                                                                                                           1,465,987
Shares of beneficial interest sold                                                                                 1,336,648
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  7,634
                                                                                                        ---------------------
Total assets                                                                                                     157,289,841

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                             1,858,569
Service plan fees                                                                                                     77,690
Shareholder reports                                                                                                   22,823
Transfer and shareholder servicing agent fees                                                                         17,001
Dividends                                                                                                                530
Other                                                                                                                 16,302
                                                                                                        ---------------------
Total liabilities                                                                                                  1,992,915

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $155,296,926
                                                                                                        =====================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                 $155,299,953
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                              (3,027)
-----------------------------------------------------------------------------------------------------------------------------
Net assets - applicable to 155,299,953 shares of beneficial interest outstanding                                $155,296,926
                                                                                                        =====================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                         $1.00




















See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1997 (Unaudited)
Centennial California Tax Exempt Trust


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME - Interest                                                                                      $2,789,433

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees - Note 3                                                                                             377,217
-----------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                           151,041
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                43,379
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                          12,802
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    9,251
-----------------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                                4,857
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                            4,614
-----------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                              959
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  1,242
                                                                                                        ---------------------
Total expenses                                                                                                       605,362
                                                                                                        ---------------------
Less assumption of expenses by Centennial Asset Management
Corporation - Note 3                                                                                                  (2,612)
                                                                                                        ---------------------
Net expenses                                                                                                         602,750

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                              2,186,683

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                                         541

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $2,187,224
                                                                                                       ======================



---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     SIX MONTHS ENDED
                                                                                    DECEMBER 31, 1997        YEAR ENDED
                                                                                       (UNAUDITED)         JUNE 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                        $2,186,683           $3,586,720
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                            541               (3,568)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                          2,187,224            3,583,152


-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                  (2,186,683)          (3,588,347)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                                    23,357,244           13,106,174

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                               23,357,784           13,100,979
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         131,939,141          118,838,162
                                                                                   ------------------------------------------
End of period                                                                              $155,296,926         $131,939,141
                                                                                   ==========================================

See accompanying Notes to Financial Statements.



FINANCIAL HIGHLIGHTS
Centennial California Tax Exempt Trust

                                                 Six Months
                                                 Ended
                                                 December 31,   Year Ended June 30,
                                                 1997           ---------------------------------------------------------------
                                                 (Unaudited)    1997          1996            1995          1994          1993
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $1.00         $1.00          $1.00          $1.00         $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                .02           .03            .03           .03            .02          .02
Dividends and distributions to shareholders           (.02)         (.03)          (.03)         (.03)          (.02)        (.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00         $1.00          $1.00         $1.00          $1.00        $1.00
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                  1.48%          2.81%          2.97%         3.00%         1.82%         2.00%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $155,297       $131,939       $118,838       $92,318       $60,376       $58,079
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $149,798       $129,087       $112,911       $71,278       $65,520       $56,082
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               2.89%(2)        2.78%          2.94%         2.99%         1.79%          1.90%
Expenses, before voluntary assumption
by the Manager(3)                                   0.80%(2)        0.82%          0.80%         0.83%         0.87%          0.86%
Expenses, net of voluntary assumption
by the Manager                                      0.80%(2)        0.80%          0.79%         0.80%         0.80%          0.80%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.








See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial California Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from Federal and California personal income taxes for individual investors as is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Trust concentrates its investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                         SIX MONTHS ENDED
                                                         DECEMBER 31, 1997                        YEAR ENDED JUNE 30, 1997
                                                         -----------------                        ------------------------
                                                     SHARES              AMOUNT                   SHARES            AMOUNT
Sold                                                  232,979,239      $ 232,979,239               400,712,797      $ 400,712,797
Dividends and distributions reinvested                  2,269,660          2,269,660                 3,470,265          3,470,265
Redeemed                                             (211,891,655)      (211,891,655)             (391,076,888)      (391,076,888)
                                                     ------------      -------------              ------------      -------------
Net increase                                           23,357,244      $  23,357,244                13,106,174      $  13,106,174
                                                     ============      =============              ============      =============

Centennial California Tax Exempt Trust


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Under an approved plan of distribution, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael A. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

This is a copy of a report to shareholders of Centennial California Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial California Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:

Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143